Risk management - Funding and Liquidity Risk (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Structural interest rate risk
Total Balance Sheet Assets	$ 1,616,873	$ 1,773,414
Liabilities	(1,477,724)	(1,644,023)
Equity	(163,588)	(153,834)	$ (134,798)	$ (123,287)
Total Balance Sheet Liabilities	(1,678,213)	(1,837,914)
1 month
Structural interest rate risk
Total Balance Sheet Assets	230,889	298,025
Liabilities	(474,565)	(546,507)
3 months
Structural interest rate risk
Total Balance Sheet Assets	165,300	108,398
Liabilities	(38,305)	(50,841)
1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	367,807	409,848
Liabilities	(56,435)	(99,378)
3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	246,976	211,882
Liabilities	(90,936)	(102,491)
More than five years
Structural interest rate risk
Total Balance Sheet Assets	318,576	419,072
Liabilities	(123,365)	(195,188)
Total Shareholders' Equity Attributable to the Parent
Structural interest rate risk
Equity	(163,540)	(153,797)	(134,758)	$ (123,255)
Liquidity risk
Structural interest rate risk
Total Balance Sheet Assets	4,287,610	4,189,238	3,902,867
Total Balance Sheet Liabilities	(3,962,053)	(3,999,973)	(3,730,403)
Total Balance Sheet Gap	325,557	189,265	172,464
Total Off-Balance Sheet Gap	(5,852)	(3,137)	20,905
Liquidity risk | 1 month
Structural interest rate risk
Total Balance Sheet Assets	175,882	234,231	134,561
Total Balance Sheet Liabilities	(426,388)	(332,739)	(348,453)
Total Balance Sheet Gap	(250,506)	(98,508)	(213,892)
Total Off-Balance Sheet Gap	(22,002)	(18,378)	(15,134)
Total Structural Gap	(272,508)	(116,886)	(229,026)
Accumulated Gap	(272,508)	(116,886)	(229,026)
Liquidity risk | 3 months
Structural interest rate risk
Total Balance Sheet Assets	142,180	92,390	93,016
Total Balance Sheet Liabilities	(37,917)	(50,447)	(52,981)
Total Balance Sheet Gap	104,263	41,943	40,035
Total Off-Balance Sheet Gap	(221)	(431)	398
Total Structural Gap	104,042	41,512	40,433
Accumulated Gap	(168,466)	(75,374)	(188,593)
Liquidity risk | 6 months
Structural interest rate risk
Total Balance Sheet Assets	88,766	89,297	75,365
Total Balance Sheet Liabilities	(31,539)	(46,637)	(50,531)
Total Balance Sheet Gap	57,227	42,660	24,834
Total Off-Balance Sheet Gap	150	(337)	730
Total Structural Gap	57,377	42,323	25,564
Accumulated Gap	(111,089)	(33,051)	(163,029)
Liquidity risk | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	124,896	119,332	133,116
Total Balance Sheet Liabilities	(51,984)	(60,122)	(63,270)
Total Balance Sheet Gap	72,912	59,210	69,846
Total Off-Balance Sheet Gap	5,385	233	1,125
Total Structural Gap	78,297	59,443	70,971
Accumulated Gap	(32,792)	26,392	(92,058)
Liquidity risk | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	411,097	377,301	362,488
Total Balance Sheet Liabilities	(96,839)	(167,082)	(129,530)
Total Balance Sheet Gap	314,258	210,219	232,958
Total Off-Balance Sheet Gap	5,184	3,417	10,566
Total Structural Gap	319,442	213,636	243,524
Accumulated Gap	286,650	240,028	151,466
Liquidity risk | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	257,685	172,776	185,117
Total Balance Sheet Liabilities	(111,911)	(104,449)	(71,576)
Total Balance Sheet Gap	145,774	68,327	113,541
Total Off-Balance Sheet Gap	3,377	(1,112)	5,253
Total Structural Gap	149,151	67,215	118,794
Accumulated Gap	435,801	307,243	270,260
Liquidity risk | More than five years
Structural interest rate risk
Total Balance Sheet Assets	309,986	322,024	269,956
Total Balance Sheet Liabilities	(341,945)	(358,258)	(289,318)
Total Balance Sheet Gap	(31,959)	(36,234)	(19,362)
Total Off-Balance Sheet Gap	2,276	(494)	6,175
Total Structural Gap	(29,683)	(36,728)	(13,187)
Accumulated Gap	406,118	270,515	257,073
Liquidity risk | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	2,777,118	2,781,887	2,649,247
Total Balance Sheet Liabilities	(2,863,530)	(2,880,240)	(2,724,743)
Total Balance Sheet Gap	(86,412)	(98,353)	(75,496)
Total Off-Balance Sheet Gap		13,964	11,791
Total Structural Gap	(86,412)	(84,389)	(63,705)
Accumulated Gap	319,706	186,126	193,368
Liquidity risk | Total Shareholders' Equity Attributable to the Parent
Structural interest rate risk
Equity	(165,539)	(158,338)	(138,381)
Liquidity risk | Total Shareholders' Equity Attributable to the Parent | Not Sensitive
Structural interest rate risk
Equity	(165,539)	(158,338)	(138,381)
Liquidity risk | Money Market
Structural interest rate risk
Liabilities	(237,926)	(416,864)	(210,680)
Liquidity risk | Money Market | 1 month
Structural interest rate risk
Liabilities	(134,800)	(136,167)	(100,790)
Liquidity risk | Money Market | 3 months
Structural interest rate risk
Liabilities	(429)	(342)	(718)
Liquidity risk | Money Market | 6 months
Structural interest rate risk
Liabilities	(525)	(397)	(684)
Liquidity risk | Money Market | 6 - 12 months
Structural interest rate risk
Liabilities	(1,426)	(877)	(2,116)
Liquidity risk | Money Market | 1 to 3 years
Structural interest rate risk
Liabilities	(90)	(78)	(903)
Liquidity risk | Money Market | Not Sensitive
Structural interest rate risk
Liabilities	(100,656)	(279,004)	(105,470)
Liquidity risk | Deposits
Structural interest rate risk
Liabilities	(773,147)	(765,648)	(709,438)
Liquidity risk | Deposits | 1 month
Structural interest rate risk
Liabilities	(276,799)	(188,768)	(238,812)
Liquidity risk | Deposits | 3 months
Structural interest rate risk
Liabilities	(30,673)	(36,499)	(33,549)
Liquidity risk | Deposits | 6 months
Structural interest rate risk
Liabilities	(14,064)	(22,885)	(26,289)
Liquidity risk | Deposits | 6 - 12 months
Structural interest rate risk
Liabilities	(22,018)	(26,267)	(26,585)
Liquidity risk | Deposits | 1 to 3 years
Structural interest rate risk
Liabilities	(53,199)	(78,592)	(62,061)
Liquidity risk | Deposits | 3 to 5 years
Structural interest rate risk
Liabilities	(43,500)	(62,686)	(42,162)
Liquidity risk | Deposits | More than five years
Structural interest rate risk
Liabilities	(332,894)	(349,951)	(279,979)
Liquidity risk | Long-Term Funding
Structural interest rate risk
Liabilities	(207,558)	(237,778)	(213,656)
Liquidity risk | Long-Term Funding | 1 month
Structural interest rate risk
Liabilities	(14,789)	(7,804)	(8,851)
Liquidity risk | Long-Term Funding | 3 months
Structural interest rate risk
Liabilities	(6,815)	(13,606)	(18,714)
Liquidity risk | Long-Term Funding | 6 months
Structural interest rate risk
Liabilities	(16,950)	(23,355)	(23,558)
Liquidity risk | Long-Term Funding | 6 - 12 months
Structural interest rate risk
Liabilities	(28,540)	(32,978)	(34,569)
Liquidity risk | Long-Term Funding | 1 to 3 years
Structural interest rate risk
Liabilities	(43,550)	(88,412)	(66,566)
Liquidity risk | Long-Term Funding | 3 to 5 years
Structural interest rate risk
Liabilities	(68,411)	(41,763)	(29,414)
Liquidity risk | Long-Term Funding | More than five years
Structural interest rate risk
Liabilities	(9,051)	(8,307)	(9,339)
Liquidity risk | Long-Term Funding | Not Sensitive
Structural interest rate risk
Liabilities	(19,452)	(21,553)	(22,644)
Liquidity risk | Other Liabilities
Structural interest rate risk
Liabilities	(2,577,883)	(2,421,345)	(2,458,248)
Liquidity risk | Other Liabilities | Not Sensitive
Structural interest rate risk
Liabilities	(2,577,883)	(2,421,345)	(2,458,248)
Liquidity risk | Money Market
Structural interest rate risk
Total Balance Sheet Assets	107,493	210,487	83,423
Liquidity risk | Money Market | 1 month
Structural interest rate risk
Total Balance Sheet Assets	40,153	99,500	38,853
Liquidity risk | Money Market | 6 months
Structural interest rate risk
Total Balance Sheet Assets		10
Liquidity risk | Money Market | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets			29
Liquidity risk | Money Market | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	67,340	110,976	44,540
Liquidity risk | Loans and advances
Structural interest rate risk
Total Balance Sheet Assets	1,016,312	906,434	923,390
Liquidity risk | Loans and advances | 1 month
Structural interest rate risk
Total Balance Sheet Assets	59,574	53,486	63,743
Liquidity risk | Loans and advances | 3 months
Structural interest rate risk
Total Balance Sheet Assets	98,867	86,614	91,160
Liquidity risk | Loans and advances | 6 months
Structural interest rate risk
Total Balance Sheet Assets	85,021	70,534	73,504
Liquidity risk | Loans and advances | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	112,761	103,026	122,407
Liquidity risk | Loans and advances | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	272,326	252,900	280,957
Liquidity risk | Loans and advances | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	122,316	113,424	121,497
Liquidity risk | Loans and advances | More than five years
Structural interest rate risk
Total Balance Sheet Assets	253,494	225,978	171,017
Liquidity risk | Loans and advances | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	11,953	473	(895)
Liquidity risk | Intragroup
Structural interest rate risk
Total Balance Sheet Assets	4,368	2,324	2,391
Liquidity risk | Intragroup | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	4,368	2,324	2,391
Liquidity risk | Securities
Structural interest rate risk
Total Balance Sheet Assets	592,439	619,308	411,339
Liquidity risk | Securities | 1 month
Structural interest rate risk
Total Balance Sheet Assets	76,155	81,245	31,965
Liquidity risk | Securities | 3 months
Structural interest rate risk
Total Balance Sheet Assets	43,313	5,776	1,856
Liquidity risk | Securities | 6 months
Structural interest rate risk
Total Balance Sheet Assets	3,745	18,753	1,861
Liquidity risk | Securities | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	12,135	16,306	10,709
Liquidity risk | Securities | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	138,771	124,401	81,502
Liquidity risk | Securities | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	135,369	59,352	63,620
Liquidity risk | Securities | More than five years
Structural interest rate risk
Total Balance Sheet Assets	56,492	96,046	98,939
Liquidity risk | Securities | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	126,459	217,429	120,887
Liquidity risk | Permanent
Structural interest rate risk
Total Balance Sheet Assets	18,931	17,838	16,890
Liquidity risk | Permanent | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	18,931	17,838	16,890
Liquidity risk | Other assets
Structural interest rate risk
Total Balance Sheet Assets	2,548,067	2,432,847	2,465,434
Liquidity risk | Other assets | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	$ 2,548,067	$ 2,432,847	$ 2,465,434